Analysis of income, expenses and impairment losses (Details) € in Millions, £ in Millions	6 Months Ended
	Jun. 30, 2019 EUR (€)	Jun. 30, 2019 GBP (£)	Jun. 30, 2018 GBP (£)
Analysis of income, expenses and impairment losses
Loans to customers - amortised cost		£ 4,848	£ 4,978
Loans to banks - amortised cost		346	236
Other financial assets		359	230
Interest receivable		5,553	5,444	[1]
Balances by banks		144	113
Customer deposits		599	415
Other financial liabilities		481	337
Subordinated debt		245	226
Internal funding of trading businesses		80	27
Interest payable		1,549	1,118	[1]
Net interest income		4,004	4,326	[1]
Net fees and commissions		1,275	1,195
Income from trading activities
Foreign exchange		219	336
Interest rate		397	275
Credit		31	187
Own credit adjustments		(46)	39
Equities, commodities and other		(2)	10
Income from trading activities		599	847	[1]
Operating lease and other rental income		127	128
Changes in the fair value of financial assets and liabilities designated as at fair value through profit or loss		19	(7)
Changes in the fair value of own debt designated as at fair value through profit or loss attributable to own credit risk
Changes in fair value of other financial assets fair value through profit or loss		31	(42)
Hedge ineffectiveness		21	(69)
Loss on disposal of amortised cost assets			22
Profit/(loss) on disposal of fair value through other comprehensive income assets		16	1
Profit on sale of property, plant and equipment		15	21
Share of (loss)/profits of associated entities		(22)	17
Profit/(loss) on disposal of subsidiaries and associates		1,037	(9)
Other Income (Expense)		(5)	272
Other operating income		1,239	334	[1]
Non-interest income		3,113	2,376	[1]
Total income		7,117	6,702	[1]
Operating expenses
Salaries		(1,455)	(1,520)
Variable compensation		(185)	(148)
Social security costs		(156)	(158)
Pension costs		(162)	(169)
Other		(70)	(91)
Staff costs		(2,028)	(2,086)
Premises and equipment		(558)	(644)
Depreciation and amortisation		(621)	(338)
Other administrative expenses		(863)	(1,636)
Administrative expenses		(2,042)	(2,618)
Write down of goodwill and other intangible assets		(30)	(31)
Operating expenses		(4,100)	(4,735)	[1]
Impairment losses		£ (323)	£ (141)	[1]
Impairments as a % of gross loans to customers	0.21%	0.21%	0.09%
Impairment loss on property		£ 133
Depreciation related to planned reduction of property portfolio and right of use assets recognised		66
Alawwal bank merger
Changes in the fair value of own debt designated as at fair value through profit or loss attributable to own credit risk
Profit/(loss) on disposal of subsidiaries and associates	€ 523	444
Operating expenses
Legacy liability release amount		256
Alawwal bank merger | Foreign exchange reserve
Changes in the fair value of own debt designated as at fair value through profit or loss attributable to own credit risk
Profit/(loss) on disposal of subsidiaries and associates		£ 290

[1]	Restated. Refer to Note 2 for further details.